Eaton Vance
New York Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 806,884
Total Corporate Bonds (identified cost $1,350,000)		$ 806,884

Tax-Exempt Municipal Obligations — 164.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
New York State Environmental Facilities Corp., (State Revolving Fund):
5.00%, 9/15/47(1)	$2,700	$ 2,948,184
Green Bonds, 5.00%, 9/15/47	135	147,409
		$ 3,095,593
Education — 8.6%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 185,168
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds , 5.00%, 6/1/32(2)	375	374,145
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	694,204
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,885	1,859,722
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50(1)	7,000	6,515,460
New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	651,672
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,250	1,228,337
5.00%, 7/1/39(1)	2,000	2,152,200
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 3.60%, 7/1/32(3)	850	850,000
New York Dormitory Authority, (The New School), 5.00%, 7/1/42	650	673,816
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	402,090
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	363,740
5.00%, 10/15/49	80	70,752
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
5.00%, 10/15/54	$120	$ 104,568
		$ 16,125,874
Electric Utilities — 9.3%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$1,500	$ 1,609,635
New York Power Authority, 4.00%, 11/15/50(1)	11,500	10,589,890
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,946,965
Green Bonds, 5.00%, 12/15/49	2,000	2,208,260
		$ 17,354,750
Escrowed/Prerefunded — 6.6%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/23, 5.00%, 9/1/30	$200	$ 202,690
Prerefunded to 9/1/23, 5.00%, 9/1/32	200	202,690
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	106,412
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	202,690
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	7,649,947
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	3,893,650
		$ 12,258,079
General Obligations — 15.1%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 792,492
New York, NY:
4.00%, 8/1/34	1,170	1,200,221
4.00%, 12/1/41	530	510,051
5.00%, 8/1/34(1)	10,000	10,095,700
5.00%, 8/1/47(1)	10,000	10,589,800
5.25%, 9/1/42	1,240	1,379,822
(LOC: TD Bank, N.A.), 3.49%, 4/1/36(4)	1,200	1,200,000
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	579,082
0.05%, 6/15/36	950	547,257
0.05%, 6/15/37	950	518,101
0.05%, 6/15/38	950	493,003
0.05%, 6/15/39	695	344,108
		$ 28,249,637

Eaton Vance
New York Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 10.5%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,170,060
4.00%, 10/1/45	500	456,480
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,013,500
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,755,556
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,501,237
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,567,320
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	3,700,866
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	3,400	3,469,802
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,383,375
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(2)	3,800	3,542,246
		$ 19,560,442
Housing — 6.2%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 1,957,020
3.40%, 11/1/39	1,000	872,620
3.55%, 11/1/44	1,115	937,403
3.70%, 11/1/38	850	794,725
3.80%, 11/1/43	1,675	1,468,355
4.05%, 11/1/41	2,030	1,909,398
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	833,673
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	467,355
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	955,380
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,489,470
		$ 11,685,399
Industrial Development Revenue — 3.0%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$515	$ 519,506
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	984,079
5.50%, 10/1/37	1,440	1,596,903
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	$2,665	$ 2,573,484
		$ 5,673,972
Insured - Education — 5.1%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 78,950
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,583,724
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(1)	7,250	7,807,742
		$ 9,470,416
Insured - Electric Utilities — 1.9%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(1)	$3,750	$ 3,575,925
		$ 3,575,925
Insured - Escrowed/Prerefunded — 0.9%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), Escrowed to Maturity, 5.25%, 7/1/23	$1,750	$ 1,769,110
		$ 1,769,110
Insured - General Obligations — 6.4%
East Northport Fire District, NY, (AGC), 4.50%, 11/1/23	$200	$ 200,232
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,600	2,453,022
(AGM), 5.00%, 7/1/40(1)	7,110	7,509,155
(AGM), 5.00%, 7/1/42	1,000	1,051,330
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	673,260
		$ 11,886,999
Insured - Lease Revenue/Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, NY, Solid Waste System:
(AMBAC), 0.00%, 3/1/23	$1,090	$ 1,084,180
(AMBAC), 0.00%, 3/1/25	3,635	3,396,362
		$ 4,480,542
Insured - Other Revenue — 1.9%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,569,466
		$ 3,569,466

Eaton Vance
New York Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 4.4%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	$7,120	$ 6,423,095
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	1,802,642
		$ 8,225,737
Lease Revenue/Certificates of Participation — 5.6%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42(1)	$8,000	$ 8,436,640
Green Bonds, 4.00%, 2/15/37	2,000	1,976,240
		$ 10,412,880
Other Revenue — 8.1%
Build NYC Resource Corp., NY, (Children's Aid Society), 4.00%, 7/1/49	$1,400	$ 1,263,388
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(1)	10,000	10,470,400
5.00%, 7/15/37(1)	2,200	2,350,744
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,147,785
		$ 15,232,317
Senior Living/Life Care — 2.0%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 497,388
5.00%, 11/1/24	190	192,219
5.25%, 11/1/25	325	332,612
5.25%, 11/1/26	200	205,708
5.25%, 11/1/28	50	51,389
5.25%, 11/1/29	180	184,684
5.25%, 11/1/36	970	987,392
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	20,316
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,249,572
		$ 3,721,280
Special Tax Revenue — 33.3%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$ 10,004,100
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	1,000	739,270
4.00%, 8/1/41	3,750	3,592,275
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
4.00%, 5/1/42	$5,430	$ 5,175,605
4.00%, 8/1/42	2,100	2,000,838
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,667,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,098,820
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,651,200
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	2,500	2,465,800
New York Thruway Authority, Personal Income Tax Revenue, 5.00%, 3/15/48	1,100	1,172,842
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,500	2,276,075
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/51	3,000	3,176,850
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,254,875
		$ 62,276,150
Transportation — 21.2%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$ 1,129,820
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,917,987
5.00%, 10/1/40	365	365,555
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,513,875
4.00%, 1/1/45	2,625	2,443,035
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	787,422
(AMT), 5.25%, 1/1/50	1,240	1,206,693
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,200	2,911,968
(AMT), 4.00%, 12/1/40	100	90,506
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	820	832,038
5.00%, 10/15/35(1)	8,000	8,396,000
5.00%, 10/15/36(1)	1,200	1,279,908
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	15,862,650
		$ 39,737,457

Eaton Vance
New York Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 10.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 2,886,219
5.00%, 6/15/47(1)	4,000	4,300,280
5.00%, 6/15/51(1)	10,000	10,616,700
Suffolk County Water Authority, NY, 5.00%, 6/1/36(1)	2,000	2,210,960
		$ 20,014,159
Total Tax-Exempt Municipal Obligations (identified cost $319,611,756)		$ 308,376,184

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 228,127
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,312,820
Total Taxable Municipal Obligations (identified cost $2,240,000)		$ 1,540,947

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 995,780
Total Trust Units (identified cost $994,570)		$ 995,780
Total Investments — 166.7% (identified cost $324,196,326)		$ 311,719,795
Other Assets, Less Liabilities — (66.7)%		$(124,706,270)
Net Assets — 100.0%		$ 187,013,525

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $6,295,619 or 3.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 13.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 806,884	$ —	$ 806,884
Tax-Exempt Municipal Obligations	—	308,376,184	—	308,376,184
Taxable Municipal Obligations	—	1,540,947	—	1,540,947
Trust Units	—	995,780	—	995,780
Total Investments	$ —	$311,719,795	$ —	$311,719,795
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.